Taxation	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income tax
9.
Taxation

	Year ended December 31,
	2020 £’000s	2019 £’000s	2018 £’000s
UK corporation tax R&D credit	2,822	5,149	5,277
Other tax income / (expense)	–	1,125	–

Taxation	2,822	6,274	5,277

UK income tax
The Group is entitled to claim tax credits in the United Kingdom (the “UK”) under the UK R&D small or medium-sized
enterprise (“SME”) scheme, which provides additional taxation relief for qualifying expenditure on R&D activities, and includes an option to surrender a portion of tax losses arising from qualifying activities in return for a cash payment from HM Revenue & Customs (“HMRC”). The amount included in the financial statements represents the credit receivable by the Group for the year. The claims in respect of the year ended December 31, 2019 have been received by the Group.

US income tax
As at December 31, 2020, £0.8 million is receivable related to Alternative Minimum Tax (“AMT”) credits, recognized as other taxes recoverable within the consolidated balance sheet. At December 31, 2020, the Group had an Uncertain Tax Position of £2.5 million being held off the Balance Sheet, in respect of the R&D tax credits in the US. The Uncertain Tax Position is calculated based upon historic US R&D claims and equates to approximately 20% of the outstanding US R&D claims.
Reconciliation of effective tax rate

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
Loss on ordinary activities before income tax	(166,450)	(41,118)	(37,306)
Loss on ordinary activities before tax at the UK’s statutory income tax rate of 19% (2019: 19%)	31,626	7,812	7,088
Expenses not deductible for income tax purposes (permanent differences)	(13,270)	(317)	(1,070)
Income not taxable	4	–	–
Temporary timing differences	–	(343)	(277)
R&D relief uplift	1,214	2,540	2,271
Losses (unrecognized)	(14,479)	(4,380)	(2,804)
Deferred income from MBG loan guarantee costs	–	(54)	69
Foreign tax	184	–	–
Differences in overseas tax rates	261	340	–
Derecognition of deferred tax	(2,686)	–	–
Gain on bargain purchase	–	699	–
Other	(32)	(23)	–

Tax credit for the year	2,822	6,274	5,277

Deferred tax
The analysis of unrecognized deferred tax is set out below:

	Year ended December 31,
	2020	2019	2018
	£’000s	£’000s	£’000s
Losses	37,021	19,443	8,604
Loan relationships	421	–	–
US tax credits	9,880	10,032	–
Accruals	–	947	–
Fixed assets	414	400	–
Share options	55	–	–
Other US deferred tax	86	–	–
Other	137	202	6
Temporary differences	18	4	495

Net deferred tax asset (unrecognized)	48,032	31,028	9,105

The analysis of recognized deferred tax is set out below:

	At January 1, 2020	Recognized in income	At December 31, 2020
Deferred tax liabilities
Intangible asset and right-of-use asset	(2,686)	2,590	(96)
Deferred tax asset
Net operating losses	2,686	(2,590)	96

Net deferred tax asset / (liability)	–	–	–

The deferred tax liability has arisen from the recognition of separately identifiable intangible assets on the acquisition of Mereo BioPharma 5, Inc. A deferred tax asset on losses has been recognized up to the level of the deferred tax liability, resulting in a net deferred tax liability of £nil.
The remaining deferred tax assets, as set out in the table above, have not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise.
UK deferred tax
The deferred tax assets have not been recognized as there is uncertainty regarding when suitable future profits against which to offset the accumulated tax losses will arise. There is no expiration date for the accumulated tax losses.
The standard rate of corporation tax applied to the reported loss is 19% (2019: 19%). In the UK Budget on March
11,
2020, it was announced that the reduction in the rate of UK corporation tax from 19% to 17% will now not occur and the UK corporation tax rate will instead remain at 19%. This change was substantively enacted on March
 17
,
2020 and the rate applicable from April 1, 2020 now remains at 19%. As the 19% corporation tax rate was substantively enacted by the balance sheet date, UK deferred tax assets and liabilities have been measured at a rate of 19%.
The March 2021 Budget announced a further increase to the main rate of corporation tax to 25% from April 2023. This rate has not been substantively enacted at the balance sheet date, as a result deferred tax balances as at December
 31,
2020 continue to be measured at 19%.
At December 31, 2020, the Group had UK tax losses to be carried forward of approximately £136.9 million (2019: £70.2 million).
US deferred tax
US deferred tax assets and liabilities are calculated at a blended rate of approximately 21%.
For Mereo BioPharma 5, Inc, with respect to accumulated tax losses carried forward prior to its
 acquisition
by

the Company, there is a change of control restriction which will limit the amount available in any one year.
At December 31, 2020, the Group had US federal tax losses to be carried forward of approximately £50.1 million, of which £44.0 million can be carried forward indefinitely and £6.1 million which will begin to expire in 2022. At December 31, 2020, the Group had US state tax losses to be carried forward of approximately £3.3 million which begin to expire in 2027.